Quarterly portfolio holdings
John Hancock
Income Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 13.8%					$225,004,695
(Cost $246,928,335)
U.S. Government 8.3%					135,208,167
U.S. Treasury
Bond	2.000	02-15-50		62,491,000	34,760,613
Bond	2.375	02-15-42		2,240,000	1,582,000
Bond	2.500	02-15-45		5,970,000	4,028,118
Bond	2.750	11-15-42		5,190,000	3,814,650
Bond	3.000	02-15-49		730,000	510,002
Bond	3.000	08-15-52		6,075,000	4,107,981
Bond	5.000	05-15-56		4,220,000	4,067,025
Note	1.875	02-15-32		24,818,000	21,646,919
Note	2.750	08-15-32		26,020,000	23,577,576
Note	2.875	05-15-32		10,410,000	9,538,569
Note	3.500	02-15-33		6,520,000	6,124,216
Note	4.000	03-31-30		4,250,000	4,187,744
Note	4.250	08-15-35		17,865,000	17,262,754
U.S. Government Agency 5.5%					89,796,528
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		2,265,240	2,204,229
30 Yr Pass Thru	5.000	01-01-55		5,249,096	5,115,919
30 Yr Pass Thru	5.000	12-01-55		4,371,608	4,247,033
30 Yr Pass Thru	5.500	02-01-55		5,538,238	5,549,479
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		4,282,040	4,185,442
30 Yr Pass Thru	5.500	02-01-54		3,034,585	3,020,830
30 Yr Pass Thru	5.500	03-01-54		4,538,388	4,540,508
30 Yr Pass Thru	5.500	04-01-54		10,875,291	10,822,596
30 Yr Pass Thru	5.500	10-01-54		9,090,777	9,095,024
30 Yr Pass Thru	5.500	10-01-54		3,738,535	3,732,103
30 Yr Pass Thru	5.500	10-01-54		7,077,079	7,091,443
30 Yr Pass Thru	5.500	11-01-54		4,659,046	4,668,502
30 Yr Pass Thru	5.500	12-01-54		4,468,256	4,470,343
30 Yr Pass Thru	5.500	01-01-55		5,611,736	5,626,633
30 Yr Pass Thru	5.500	01-01-55		4,269,498	4,287,502
30 Yr Pass Thru	5.500	01-01-55		3,950,414	3,925,100
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		1,313,018	1,205,943
30 Yr Pass Thru	4.000	10-20-52		1,138,399	1,048,320
30 Yr Pass Thru	4.000	11-20-52		1,207,742	1,111,799
30 Yr Pass Thru	4.500	08-20-52		1,237,386	1,173,240

30 Yr Pass Thru	4.500	12-20-52		2,817,518	2,674,540
Foreign government obligations 24.2%					$394,932,212
(Cost $398,940,187)
Australia 4.1%					66,904,301
New South Wales Treasury Corp.	4.250	02-20-36	AUD	19,820,000	12,794,070
New South Wales Treasury Corp.	4.750	09-20-35	AUD	6,480,000	4,379,023
New South Wales Treasury Corp.	4.750	02-20-37	AUD	2,520,000	1,667,631
New South Wales Treasury Corp.	5.250	02-24-38	AUD	2,655,000	1,810,393
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,265,000	3,663,387
Queensland Treasury Corp. (A)	3.375	03-18-36	EUR	2,315,000	2,600,509
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	5,240,000	3,472,946
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,650,000	3,922,102
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	3,930,000	2,663,428
South Australian Government Financing Authority	1.750	05-24-34	AUD	2,935,000	1,619,269
Treasury Corp. of Victoria	2.000	09-17-35	AUD	8,905,000	4,753,702
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Treasury Corp. of Victoria	2.250	11-20-41	AUD	5,050,000	$2,218,523
Treasury Corp. of Victoria	4.250	12-20-32	AUD	4,150,000	2,815,857
Treasury Corp. of Victoria	4.750	09-15-36	AUD	8,320,000	5,533,614
Treasury Corp. of Victoria	5.000	11-20-40	AUD	5,390,000	3,457,840
Treasury Corp. of Victoria	5.250	09-15-38	AUD	2,685,000	1,815,534
Treasury Corp. of Victoria	5.500	09-15-39	AUD	11,290,000	7,716,473
Brazil 1.0%					16,621,179
Federative Republic of Brazil	10.000	01-01-29	BRL	91,270,000	16,621,179
Canada 2.1%					34,947,234
CDP Financial, Inc. (A)	3.250	09-30-35	EUR	1,515,000	1,694,911
CDP Financial, Inc.	4.200	12-02-30	CAD	4,550,000	3,373,392
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	2,455,000	1,660,356
Government of Canada	2.750	06-01-33	CAD	1,740,000	1,198,522
Government of Canada	3.500	09-01-29	CAD	1,220,000	888,291
OMERS Finance Trust (A)	3.250	01-28-35	EUR	1,065,000	1,195,824
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,426,821
Province of Alberta	3.100	06-01-50	CAD	8,500,000	4,591,944
Province of British Columbia	4.200	07-06-33		3,695,000	3,556,994
Province of Ontario	3.450	06-02-45	CAD	3,040,000	1,832,598
Province of Ontario	5.350	05-08-34	AUD	5,785,000	4,096,405
Province of Quebec	4.250	12-01-43	CAD	4,535,000	3,068,630
Province of Quebec	4.500	09-08-33		3,431,000	3,362,546
Czech Republic 1.0%					15,907,145
Czech Republic	3.500	05-30-35	CZK	192,210,000	8,264,906
Czech Republic	4.250	10-24-34	CZK	77,840,000	3,553,597
Czech Republic	4.500	11-11-32	CZK	86,550,000	4,088,642
Germany 0.9%					14,015,141
Federal Republic of Germany	2.200	02-15-34	EUR	11,320,000	12,295,466
Federal Republic of Germany	2.500	02-15-35	EUR	1,560,000	1,714,161
Federal Republic of Germany	2.600	08-15-35	EUR	5,000	5,514
India 1.0%					16,278,311
Republic of India	6.010	07-21-30	INR	162,100,000	1,671,389
Republic of India	6.100	07-12-31	INR	86,170,000	883,780
Republic of India	6.330	05-05-35	INR	300,610,000	3,029,580
Republic of India	6.360	02-16-31	INR	159,710,000	1,661,971
Republic of India	6.540	01-17-32	INR	350,260,000	3,654,270
Republic of India	6.940	05-11-36	INR	191,530,000	2,011,089
Republic of India	7.100	04-18-29	INR	169,340,000	1,805,020
Republic of India	7.170	04-17-30	INR	145,820,000	1,561,212
Indonesia 0.1%					1,929,615
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,118,619
Republic of Indonesia	3.050	03-12-51		1,340,000	810,996
Japan 1.9%					31,929,357
Government of Japan	0.005	03-20-27	JPY	965,650,000	6,002,171
Government of Japan	0.600	12-01-26	JPY	3,008,200,000	18,805,388
Government of Japan	0.800	06-01-27	JPY	1,142,800,000	7,121,798
Malaysia 1.0%					16,550,535
Government of Malaysia	3.237	03-15-29	MYR	16,865,000	4,174,737
Government of Malaysia	3.336	05-15-30	MYR	17,190,000	4,239,950
Government of Malaysia	3.582	07-15-32	MYR	17,240,000	4,238,808
Government of Malaysia	4.232	06-30-31	MYR	15,290,000	3,897,040
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Mexico 0.8%					$12,942,119
Government of Mexico	8.000	04-15-32	MXN	228,780,000	12,942,119
New Zealand 3.2%					51,795,315
Government of New Zealand	2.000	05-15-32	NZD	24,295,000	12,667,015
Government of New Zealand	3.500	04-14-33	NZD	18,740,000	10,472,673
Government of New Zealand	4.250	05-15-34	NZD	22,740,000	13,167,512
Government of New Zealand	4.250	05-15-36	NZD	3,665,000	2,080,696
Government of New Zealand	4.500	05-15-30	NZD	10,405,000	6,251,765
Government of New Zealand	4.500	05-15-35	NZD	4,605,000	2,689,406
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,435,000	4,466,248
Norway 1.6%					26,828,033
City of Oslo	4.370	10-23-35	NOK	30,000,000	3,119,589
City Of Oslo	1.320	02-16-28	NOK	25,000,000	2,537,497
Kingdom of Norway (A)	1.250	09-17-31	NOK	21,100,000	1,936,835
Kingdom of Norway (A)	2.125	05-18-32	NOK	62,380,000	5,916,214
Kingdom of Norway (A)	3.000	08-15-33	NOK	15,325,000	1,503,975
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	621,243
Kingdom of Norway (A)	3.750	06-12-35	NOK	23,300,000	2,367,023
Kingdom of Norway (A)	4.125	06-03-36	NOK	64,395,000	6,702,207
Kommunalbanken AS	2.500	08-03-32	AUD	3,458,000	2,123,450
Philippines 1.5%					23,956,846
Republic of the Philippines	6.000	08-20-30	PHP	281,480,000	4,349,027
Republic of the Philippines	6.375	07-27-30	PHP	439,060,000	6,899,102
Republic of the Philippines	6.500	05-19-29	PHP	467,330,000	7,445,184
Republic of the Philippines	6.750	09-15-32	PHP	335,020,000	5,263,533
South Korea 2.0%					32,397,502
Republic of Korea	2.500	09-10-30	KRW	5,837,520,000	4,025,584
Republic of Korea	3.250	12-10-35	KRW	12,217,380,000	8,187,233
Republic of Korea	3.375	03-10-31	KRW	28,435,490,000	20,184,685
United Arab Emirates 0.1%					1,180,422
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,180,422
United Kingdom 1.9%					30,749,157
Government of the United Kingdom	3.250	01-31-33	GBP	3,690,000	4,569,785
Government of the United Kingdom	4.000	10-22-31	GBP	14,990,000	19,701,950
Government of the United Kingdom	4.250	07-31-34	GBP	3,190,000	4,124,471

Government of the United Kingdom	4.625	01-31-34	GBP	1,765,000	2,352,951
Corporate bonds 36.1%					$590,206,765
(Cost $604,666,676)
Communication services 3.4%					55,277,022
Diversified telecommunication services 1.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,555,459
NBN Company, Ltd.	3.375	11-29-32	EUR	2,965,000	3,360,023
NBN Company, Ltd.	4.375	03-15-33	EUR	2,265,000	2,707,107
NBN Company, Ltd.	5.000	08-28-31	AUD	2,610,000	1,827,102
NBN Company, Ltd.	5.850	03-19-36	AUD	4,160,000	2,936,190
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56		5,785,000	5,582,447
Interactive media and services 0.6%
Alphabet, Inc.	3.625	05-11-34	EUR	3,950,000	4,485,313
Alphabet, Inc.	4.625	11-13-32	GBP	2,300,000	3,003,289
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,532,372
Media 1.7%
Charter Communications Operating LLC	5.750	04-01-48		7,655,000	6,212,782
Charter Communications Operating LLC	6.484	10-23-45		3,220,000	2,865,940
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC (A)	7.337	09-01-41		5,608,000	$5,567,282
News Corp. (A)	3.875	05-15-29		3,725,000	3,599,398
Sirius XM Radio LLC (A)	4.125	07-01-30		902,000	848,907
Sirius XM Radio LLC (A)(B)	5.875	04-15-32		8,304,000	8,193,411
Consumer discretionary 2.5%					41,200,260
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		5,473,000	4,786,163
Ford Motor Credit Company LLC	2.900	02-16-28		470,000	455,424
Ford Motor Credit Company LLC	4.000	11-13-30		2,045,000	1,913,240
Ford Motor Credit Company LLC	4.480	07-08-31	EUR	2,475,000	2,876,426
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	2,506,000	3,391,693
Ford Motor Credit Company LLC	6.184	08-29-31	GBP	3,050,000	4,151,357
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(C)	5.700	09-30-30		521,000	518,555
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		676,000	676,653
Hotels, restaurants and leisure 1.4%
Carnival Corp., Ltd. (A)	5.750	01-15-30	EUR	1,705,000	2,071,804
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		2,655,000	2,411,468
Hyatt Hotels Corp.	5.750	03-30-32		2,430,000	2,468,939
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,438,467
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		4,915,000	4,944,813
Travel + Leisure Company (A)	4.500	12-01-29		2,219,000	2,143,157
Travel + Leisure Company (A)	6.125	09-01-33		1,650,000	1,627,583
Yum! Brands, Inc.	4.625	01-31-32		3,490,000	3,324,518
Consumer staples 2.2%					35,738,918
Food products 2.2%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		2,724,000	2,650,424
Darling Ingredients, Inc. (A)	6.000	06-15-30		1,900,000	1,910,081
JBS NV	3.625	01-15-32		1,495,000	1,373,371
JBS NV	5.750	04-01-33		1,936,000	1,963,586
Kraft Heinz Foods Company	4.375	06-01-46		1,274,000	991,373
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,720,000
Kraft Heinz Foods Company (A)	7.125	08-01-39		2,595,000	2,808,206
MARB BondCo PLC (A)(B)	3.950	01-29-31		5,740,000	5,036,786
Mars, Inc. (A)	5.200	03-01-35		3,640,000	3,587,027
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,023,429
Post Holdings, Inc. (A)	6.500	03-15-36		5,855,000	5,674,635
Energy 6.4%					104,028,678
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		3,990,000	3,551,566
Oil, gas and consumable fuels 6.2%
Aker BP ASA (A)	5.125	10-01-34		4,415,000	4,281,499
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,178,587
Cenovus Energy, Inc.	6.750	11-15-39		8,655,000	9,330,074
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,605,000	1,656,963
Continental Resources, Inc. (A)	2.875	04-01-32		3,232,000	2,824,329
Continental Resources, Inc.	4.900	06-01-44		5,769,000	4,644,862
Continental Resources, Inc. (A)	5.750	01-15-31		1,962,000	1,986,901
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,140,000	3,288,679
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		3,850,000	4,342,184
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57		3,475,000	3,445,082
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		4,000,000	4,104,672
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		1,190,000	1,247,189
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQT Corp.	5.750	02-01-34		1,505,000	$1,517,664
Occidental Petroleum Corp.	6.200	03-15-40		4,245,000	4,311,069
Occidental Petroleum Corp.	6.450	09-15-36		4,960,000	5,231,937
Occidental Petroleum Corp.	7.500	05-01-31		505,000	552,091
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,181,590
Ovintiv, Inc.	6.500	02-01-38		3,555,000	3,714,053
Petronas Capital, Ltd. (A)	4.550	04-21-50		4,135,000	3,404,192
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		2,375,000	2,345,762
QatarEnergy (A)	3.125	07-12-41		2,815,000	2,047,505
QatarEnergy (A)	3.300	07-12-51		1,405,000	911,471
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		2,265,000	2,376,832
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30		3,925,000	4,047,099
Targa Resources Partners LP	4.000	01-15-32		930,000	874,830
The Williams Companies, Inc.	5.300	09-30-35		3,108,000	3,029,671
TransCanada PipeLines, Ltd.	6.200	10-15-37		3,154,000	3,254,708
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		4,660,000	4,756,262
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,346,000	1,494,543
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,295,000	3,223,897
Var Energi ASA (A)	6.500	05-22-35		3,770,000	3,921,015
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		2,910,000	2,949,900
Financials 11.2%					182,773,157
Banks 9.1%
Asian Development Bank	3.625	01-22-29	NOK	23,000,000	2,394,762
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	406,300,000	4,212,453
Banco Bilbao Vizcaya Argentaria SA (7.125% to 5-8-33, then 5 Year CMT + 2.985%) (C)	7.125	05-08-33		5,525,000	5,547,691
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	3,203,321
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		6,270,000	6,430,368
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		4,150,000	4,178,892
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,499,105
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	5,580,000	4,178,146
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		4,204,000	4,362,276
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(C)	6.875	12-15-33		3,105,000	3,041,507
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(C)	7.200	04-17-36		2,500,000	2,467,880
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(B)(C)	7.375	09-10-34		3,095,000	3,152,954
Canadian Imperial Bank of Commerce (6.750% to 1-28-32, then 5 Year CMT + 2.499%)	6.750	01-28-87		4,840,000	4,767,142
European Bank for Reconstruction & Development	6.300	10-26-27	INR	143,700,000	1,481,285
European Bank for Reconstruction & Development	6.750	03-14-31	INR	149,000,000	1,496,101
HSBC Holdings PLC (5.790% to 5-13-35, then Overnight SOFR + 1.880%)	5.790	05-13-36		3,980,000	3,999,749
HSBC Holdings PLC (7.000% to 3-24-36, then 5 Year CMT + 2.798%) (C)	7.000	09-24-35		4,150,000	4,171,244
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		10,378,000	10,587,895
Independent Bank Corp. (7.250% to 4-1-30, then 3 month CME Term SOFR + 3.530%)	7.250	04-01-35		2,830,000	2,910,367
Inter-American Development Bank	3.770	11-17-27	NOK	19,550,000	2,067,126
Inter-American Development Bank	7.350	10-06-30	INR	571,000,000	5,905,523
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	615,000	442,732
International Bank for Reconstruction & Development (3 month NIBOR + 0.190%) (D)	4.790	10-26-29	NOK	35,980,000	3,853,704
International Bank for Reconstruction & Development	6.500	04-17-30	INR	160,200,000	1,614,812
International Bank for Reconstruction & Development	6.850	04-24-28	INR	278,000,000	2,871,465
International Development Association	1.750	02-17-27	NOK	13,510,000	1,426,454
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(C)	6.625	09-27-35		4,340,000	4,270,500
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,755,098
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	2,340,000	1,671,776
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,616,124
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		8,100,000	$7,932,357
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		2,160,000	2,185,700
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%) (B)	7.500	05-02-84		1,155,000	1,194,321
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(B)(C)	8.125	11-21-29		5,175,000	5,378,165
SouthState Bank Corp. (7.000% to 6-13-30, then 3 month CME Term SOFR + 3.190%)	7.000	06-13-35		11,455,000	11,778,926
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)	7.000	11-14-35		3,610,000	3,601,736
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		6,790,000	6,736,952
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		2,475,000	2,568,634
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		1,490,000	1,534,867
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		755,000	749,010
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	245,000	284,301
Capital markets 1.2%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,626,266
MSCI, Inc. (A)	3.625	11-01-31		2,562,000	2,330,236
MSCI, Inc.	5.150	03-15-36		4,055,000	3,848,369
The Goldman Sachs Group, Inc. (3.500% to 1-23-32, then 3 month EURIBOR + 1.150%)	3.500	01-23-33	EUR	1,645,000	1,862,592
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		9,425,000	9,490,655
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	1,800,000	1,642,968
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,805,696
Fidelity National Information Services, Inc.	2.000	05-21-30	EUR	2,765,000	3,004,965
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,637,989
Health care 1.4%					22,640,599
Health care providers and services 1.3%
Centene Corp.	2.500	03-01-31		2,880,000	2,514,318
Centene Corp.	3.000	10-15-30		6,080,000	5,482,634
Centene Corp.	3.375	02-15-30		4,575,000	4,248,312
Centene Corp.	4.625	12-15-29		1,170,000	1,140,568
HCA, Inc.	5.600	04-01-34		6,830,000	6,857,876
Rede D’Or Finance Sarl (A)	4.500	01-22-30		369,000	347,072
Rede D’Or Finance Sarl (A)	4.950	01-17-28		776,000	767,180
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,282,639
Industrials 2.7%					44,985,945
Aerospace and defense 1.0%
The Boeing Company	5.705	05-01-40		4,070,000	4,003,256
The Boeing Company	5.805	05-01-50		1,445,000	1,362,129
TransDigm, Inc. (A)	6.250	01-31-34		1,325,000	1,339,750
TransDigm, Inc. (A)	6.750	01-31-34		2,035,000	2,067,357
TransDigm, Inc. (A)	7.125	12-01-31		7,959,000	8,225,117
Construction and engineering 0.3%
AECOM (A)	6.000	08-01-33		4,290,000	4,275,404
Ground transportation 0.1%
Uber Technologies, Inc.	4.800	09-15-34		1,515,000	1,448,416
Machinery 0.2%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		3,360,000	3,370,708
Passenger airlines 0.5%
American Airlines, Inc. (A)	5.750	04-20-29		3,025,000	3,022,784
United Airlines, Inc. (A)	4.625	04-15-29		5,210,000	5,129,829
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		5,005,000	5,138,804
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	3.875	02-15-31		4,220,000	$3,954,976
United Rentals North America, Inc.	4.000	07-15-30		1,730,000	1,647,415
Information technology 0.8%					13,004,922
IT services 0.5%
CoreWeave, Inc. (A)	9.000	02-01-31		4,445,000	3,987,125
Gartner, Inc. (A)	3.750	10-01-30		5,035,000	4,636,810
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		680,000	614,785
Dell International LLC	8.350	07-15-46		3,112,000	3,766,202
Materials 2.2%					36,454,680
Construction materials 0.5%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		7,968,000	8,067,281
Containers and packaging 0.3%
Ball Corp.	2.875	08-15-30		6,035,000	5,499,594
Metals and mining 1.4%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,221,787
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		6,905,000	7,043,128
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,787,961
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,947,816
Freeport-McMoRan, Inc.	5.450	03-15-43		9,460,000	8,887,113
Real estate 0.8%					13,660,829
Office REITs 0.0%
Boston Properties LP	5.750	01-15-35		757,000	750,088
Specialized REITs 0.8%
American Tower Corp.	3.625	05-30-32	EUR	1,835,000	2,087,346
American Tower Trust I (A)	5.490	03-15-28		3,185,000	3,195,369
VICI Properties LP (A)	4.125	08-15-30		1,110,000	1,054,442
VICI Properties LP	5.125	11-15-31		2,560,000	2,503,536
VICI Properties LP	5.625	04-01-35		4,160,000	4,070,048
Utilities 2.5%					40,441,755
Electric utilities 1.5%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		6,425,000	6,747,529
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		600,000	612,039
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		4,185,000	4,110,654
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,430,000	1,477,477
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,440,000	3,466,963
NRG Energy, Inc. (A)	6.000	01-15-36		3,520,000	3,423,384
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	3,890,356
Independent power and renewable electricity producers 0.2%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,965,000	4,053,653
Multi-utilities 0.8%
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		990,000	996,620
Dominion Energy, Inc. (6.250% to 12-15-36, then 5 Year CMT + 1.702%)	6.250	12-15-56		2,050,000	2,021,462
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,649,406
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,410,000	3,546,543

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,490,000	2,445,669
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Convertible bonds 1.3%				$20,482,387
(Cost $18,734,816)
Consumer discretionary 0.2%				2,721,375
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27	2,050,000	2,721,375
Utilities 1.1%				17,761,012
Electric utilities 0.6%
FirstEnergy Corp.	3.875	01-15-31	3,850,000	4,171,833
The Southern Company	3.250	06-15-28	2,730,000	2,695,875
TXNM Energy, Inc.	5.750	06-01-54	2,705,000	3,565,461
Multi-utilities 0.5%
CenterPoint Energy, Inc.	3.000	08-01-28	4,775,000	4,849,013

CMS Energy Corp. (A)	3.125	05-01-31	2,545,000	2,478,830
Term loans (E) 9.6%				$157,724,336
(Cost $158,393,365)
Communication services 1.3%				21,145,446
Diversified telecommunication services 0.2%
QTS Thunder Managing Issuer LLC, Term Loan B (3 month CME Term SOFR + 2.250%)	6.025	07-22-33	3,882,000	3,856,107
Entertainment 1.1%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.482	09-30-31	3,276,000	3,276,000
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	3,516,058	3,522,914
Oak-Eagle Acquireco, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.251	08-04-33	6,495,000	6,554,754
TKO Worldwide Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.507	11-21-31	3,940,084	3,935,671
Consumer discretionary 1.6%				26,897,363
Automobile components 0.1%
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	01-28-32	2,228,800	2,234,372
Hotels, restaurants and leisure 1.4%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.436	04-06-28	300,359	300,509
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.436	06-22-30	4,187,394	4,195,266
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.417	11-08-30	4,180,000	4,189,405
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.503	03-15-28	3,127,376	3,128,689
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.436	09-20-30	8,462,561	8,461,038
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.686	12-14-29	2,143,831	2,148,291
Specialty retail 0.1%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	01-23-32	2,231,025	2,239,793
Consumer staples 0.2%				3,796,139
Food products 0.1%
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	10-28-32	1,705,714	1,711,804
Personal care products 0.1%
Prestige Brands, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	06-13-33	2,073,965	2,084,335
Energy 0.3%				4,583,887
Oil, gas and consumable fuels 0.3%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.409	02-11-30	4,589,624	4,583,887
Health care 0.9%				14,320,160
Health care equipment and supplies 0.8%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33	6,535,000	6,440,046
Medline Borrower LP, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	05-30-33	5,878,396	5,860,408
Pharmaceuticals 0.1%
Opal US LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	04-28-32	2,009,838	2,019,706
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.4%				$55,924,535
Aerospace and defense 0.3%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.186	02-28-31	1,813,000	1,818,675
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.186	01-19-32	1,812,713	1,817,969
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.936	03-22-30	651,762	653,151
Commercial services and supplies 0.4%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.186	10-08-32	2,442,725	2,452,129
Protective Industrial Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.750%)	7.409	05-21-32	4,741,175	4,757,864
Construction and engineering 0.2%
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	04-18-31	3,504,944	3,516,616
Machinery 0.1%
LSF12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	02-10-33	1,975,000	1,972,196
Marine transportation 0.2%
Carrix, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.810	07-27-33	3,776,333	3,773,992
Passenger airlines 1.3%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.979	04-20-28	2,922,195	2,920,967
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.479	05-28-32	3,925,156	3,926,923
American Airlines, Inc., 2026 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.764	05-29-33	2,760,000	2,751,389
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.479	10-15-31	2,596,639	2,590,693
AS Mileage Plan IP, Ltd., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.729	05-12-33	2,134,650	2,129,975
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.427	08-27-29	3,780,822	3,253,095
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	02-22-31	3,877,677	3,871,861
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	10-30-31	4,883,203	4,874,072
Trading companies and distributors 0.4%
QXO Building Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	07-01-33	3,300,000	3,295,545
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	02-14-31	3,069,877	3,092,902
Transportation infrastructure 0.2%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	1,772,527	1,778,164
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	674,213	676,357
Information technology 0.4%				5,771,502
Software 0.4%
Cloud Software Group LLC, 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.982	03-21-31	6,048,207	5,771,502
Materials 1.1%				18,331,436
Chemicals 0.6%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	4,260,000	4,285,730
SP Motion Holdco, Ltd., Term Loan B (F)	TBD	06-24-33	5,385,000	5,404,440
Containers and packaging 0.5%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	04-01-32	4,400,159	4,333,717
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.686	04-11-33	4,360,000	4,307,549
Utilities 0.4%				6,953,868
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.436	04-16-31	6,957,346	6,953,868

Collateralized mortgage obligations 7.1%				$115,521,337
(Cost $116,610,963)
Commercial and residential 6.6%				107,357,373
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.912	02-25-71	3,077,334	3,025,181
Series 2026-NQM2, Class A1 (A)(G)	4.811	03-25-71	3,193,745	3,142,987
Series 2026-NQM3, Class A1 (A)(G)	5.080	04-25-71	5,629,143	5,568,576
Angel Oak Mortgage Trust LLC
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Commercial and residential (continued)
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71		3,818,336	$3,742,569
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49		346,911	337,268
BAHA Trust
Series 2024-MAR, Class B (A)(G)	7.069	12-10-41		1,065,000	1,085,177
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(D)	5.239	12-15-42		1,925,000	1,932,153
BX Commercial Mortgage Trust
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.031	03-15-41		1,210,718	1,213,366
BX Trust
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%) (A)(D)	5.339	12-15-44		2,600,000	2,593,500
Series 2026-CIP, Class A (1 month CME Term SOFR + 1.200%) (A)(D)	4.839	05-15-38		1,644,275	1,646,331
Century Plaza Towers Mortgage Trust
Series 2019-CPT, Class A (A)	2.865	11-13-39		3,715,000	3,424,370
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(G)	6.015	06-12-40		835,000	844,137
CONE Commercial Mortgage Trust
Series 2026-ACD6, Class A (A)(G)	6.063	07-15-43		4,445,000	4,399,690
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		2,964,568	2,903,591
Series 2026-NQM4, Class A1 (A)(G)	5.485	04-25-71		2,383,144	2,369,995
FirstMac Mortgage Funding Trust
Series 2025-3, Class A1-A (1 month BBSW + 0.950%) (D)	5.265	10-13-57	AUD	6,654,073	4,765,876
Series 2026-2, Class A1A (1 month BBSW + 1.080%) (D)	5.394	05-11-58	AUD	4,134,032	2,966,890
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		7,408,795	112,523
Series 2007-4, Class ES IO	0.350	07-19-37		7,345,109	109,097
Series 2007-6, Class ES IO (A)	0.343	08-19-37		8,011,719	135,073
InTown Mortgage Trust
Series 2025-STAY, Class A (1 month CME Term SOFR + 1.350%) (A)(D)	4.989	03-15-42		2,960,000	2,960,000
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	5.433	05-15-39		1,185,000	1,035,394
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(D)	5.732	05-15-39		1,690,000	1,358,338
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		2,795,221	2,736,364
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(D)	5.282	06-25-57		206,873	210,264
Series 2026-NQM3, Class A1 (A)(G)	4.833	02-25-66		3,911,758	3,842,565
Series 2026-NQM4, Class A1 (A)(G)	5.003	02-25-66		2,248,982	2,215,621
Series 2026-NQM5, Class A3 (5.682% to 4-1-30, then 6.682% thereafter) (A)	5.682	04-25-66		3,874,395	3,837,187
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(D)	4.852	02-15-42		2,000,000	1,998,755
OBX Trust
Series 2026-NQM2, Class A1 (A)(G)	4.818	12-01-65		4,324,420	4,251,120
Progress Residential Trust
Series 2025-SFR6, Class A (A)	4.000	12-17-42		6,650,000	6,333,854
Series 2026-SFR1, Class A (A)	3.850	02-17-43		1,883,863	1,778,256
Progress Trust
Series 2025-1, Class A (1 month BBSW + 0.950%) (D)	5.263	07-17-56	AUD	4,228,367	3,031,865
RESIMAC Premier Trust
Series 2025-1, Class A (1 month BBSW + 1.100%) (D)	5.418	09-12-56	AUD	4,164,050	2,990,582
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		5,205,000	5,356,883
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40		4,905,000	4,946,657
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(D)	5.031	05-15-39		4,405,000	4,407,753
SLG Office Trust
Series 2026-OMA, Class D (A)(G)	5.986	04-15-41		1,450,000	1,436,583
Verus Securitization Trust
Series 2026-2, Class A1 (A)(G)	4.590	02-25-71		3,035,558	2,972,235
Westpac Securitisation Trust
Series 2026-1, Class A (1 month BBSW + 0.830%) (D)	5.143	09-19-57	AUD	4,662,322	3,338,747
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.5%				$8,163,964
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(D)	5.643	04-25-42	772,366	773,586
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(D)	5.843	05-25-42	805,097	808,393
Series 2025-DNA4, Class M1 (30 day Average SOFR + 1.100%) (A)(D)	4.743	10-25-45	1,594,555	1,593,066
Federal National Mortgage Association
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(D)	6.143	09-25-42	474,814	477,782
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(D)	5.343	07-25-43	411,225	411,739
Series 2025-R02, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	4.643	02-25-45	1,873,263	1,873,259

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(D)	4.643	05-25-45	2,226,144	2,226,139
Asset-backed securities 2.7%				$44,952,904
(Cost $45,629,827)
Asset-backed securities 2.7%				44,952,904
AutoNation Finance Trust
Series 2025-1A, Class A4 (A)	4.760	06-10-30	805,000	805,056
Series 2026-1A, Class A4 (A)	4.180	06-11-31	3,065,000	3,025,393
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	3,385,000	3,356,776
Series 2026-1A, Class A2 (A)	5.079	03-20-56	1,545,000	1,499,935
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	581,025	574,677
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,039,588	1,982,573
Series 2026-1A, Class A2II (A)	5.432	05-20-56	3,830,000	3,786,442
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,410,000	1,379,448
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	2,765,318	2,668,771
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	4,420,000	4,375,788
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	7,965,000	7,785,173
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	1,885,000	1,875,631
Series 2025-4A, Class A2 (A)	5.163	12-20-55	1,505,000	1,479,719
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,128,045	1,144,938
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,035,000	3,911,418
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	3,200,000	3,094,548
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,206,618

	Shares	Value
Preferred securities 2.8%		$45,733,518
(Cost $47,186,068)
Communication services 0.4%		6,236,139
Interactive media and services 0.4%
Alphabet, Inc., Series A, 6.250% (B)	64,650	3,132,939
Alphabet, Inc., Series B, 6.250%	64,650	3,103,200
Financials 0.5%		8,228,806
Banks 0.5%
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	162,600	4,196,706
First Horizon Corp., 6.750%	165,250	4,032,100
Industrials 0.2%		3,400,858
Aerospace and defense 0.2%
The Boeing Company, 6.000%	52,450	3,400,858
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology 0.3%		$5,477,898
Software 0.3%
Oracle Corp., 6.500% (B)	117,350	5,477,898
Utilities 1.4%		22,389,817
Electric utilities 1.4%
Duke Energy Corp., 7.750%	86,550	4,276,436
NextEra Energy, Inc., 7.375%	242,150	10,996,032
PPL Corp., 7.000% (B)	43,945	2,028,501
The Southern Company, 7.125%	106,350	5,088,848

	Yield (%)	Shares	Value
Short-term investments 2.1%			$35,374,730
(Cost $35,383,850)
Short-term funds 2.1%			35,374,730
John Hancock Collateral Trust (H)	3.6571(I)	3,537,508	35,374,730

Total investments (Cost $1,672,474,087) 99.7%	$1,629,932,884
Other assets and liabilities, net 0.3%	4,254,379
Total net assets 100.0%	$1,634,187,263

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $379,007,336 or 23.2% of the fund’s net assets as of 8-31-26.
(B)	All or a portion of this security is on loan as of 8-31-26. The value of securities on loan amounted to $15,421,837.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	13

(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $15,810,735.
(I)	The rate shown is the annualized seven-day yield as of 8-31-26.
The fund had the following country composition as a percentage of net assets on 8-31-26:
United States	59.9%
Canada	7.4%
Australia	5.8%
United Kingdom	4.4%
New Zealand	3.2%
Norway	2.1%
South Korea	2.0%
Japan	1.9%
Supranational	1.8%
Philippines	1.5%
Other countries	10.0%
TOTAL	100.0%
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	124	Short	Dec 2026	$(13,467,369)	$(13,349,296)	$118,073
						$118,073
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	10,949,043	USD	7,801,237	ANZ	9/16/2026	$43,210	—
AUD	10,359,702	USD	7,175,181	CITI	9/16/2026	247,033	—
AUD	10,949,043	USD	7,799,243	HUS	9/16/2026	45,204	—
AUD	21,088,326	USD	14,904,231	JPM	9/16/2026	204,511	—
AUD	15,208,925	USD	10,714,551	MSB	9/16/2026	181,891	—
AUD	20,346,161	USD	14,405,644	RBC	9/16/2026	171,374	—
CAD	7,658,035	USD	5,520,554	BARC	9/16/2026	8,577	—
CAD	7,182,791	USD	5,103,703	JPM	9/16/2026	82,300	—
CAD	25,840,962	USD	18,373,333	RBC	9/16/2026	283,942	—
CAD	16,246,799	USD	11,737,575	TD	9/16/2026	—	$(7,322)
EUR	10,574,732	CAD	16,963,932	BNY	9/16/2026	41,794	—
EUR	11,840,340	NOK	132,016,382	JPM	9/16/2026	—	(365,467)
EUR	5,542,287	NOK	60,814,679	UBS	9/16/2026	—	(66,183)
EUR	7,543,255	NZD	14,814,688	BARC	9/16/2026	—	(1,585)
EUR	12,054,117	NZD	23,890,983	CITI	9/16/2026	—	(131,036)
EUR	7,670,802	NZD	15,107,797	SCB	9/16/2026	—	(26,831)
EUR	2,405,442	USD	2,779,098	BARC	9/16/2026	16,476	—
EUR	989,700	USD	1,156,685	BNS	9/16/2026	—	(6,468)
EUR	1,062,921	USD	1,217,920	BNY	9/16/2026	17,393	—
EUR	1,160,040	USD	1,330,927	CIBC	9/16/2026	17,256	—
EUR	51,301,736	USD	59,429,734	CITI	9/16/2026	192,496	—
EUR	8,931,220	USD	10,319,399	GSI	9/16/2026	60,351	—
EUR	27,860,622	USD	31,924,874	HUS	9/16/2026	454,387	—
EUR	9,503,212	USD	11,035,079	JPM	9/16/2026	9,433	—
EUR	8,931,220	USD	10,390,777	MSB	9/16/2026	—	(11,027)
EUR	13,764,068	USD	16,035,786	SCB	9/16/2026	—	(39,360)
EUR	9,656,887	USD	11,107,200	SSB	9/16/2026	115,913	—
EUR	441,233	USD	505,616	TD	9/16/2026	7,179	—
EUR	10,864,015	USD	12,558,730	UBS	9/16/2026	67,291	—
GBP	5,562,022	AUD	10,650,016	CITI	9/16/2026	—	(93,608)
GBP	11,100,762	AUD	21,217,596	MSB	9/16/2026	—	(159,704)
GBP	8,993,496	EUR	10,584,631	SSB	9/16/2026	—	(115,039)
GBP	1,885,441	USD	2,480,328	BARC	9/16/2026	74,465	—
GBP	1,452,485	USD	1,958,797	JPM	9/16/2026	9,336	—
GBP	376,808	USD	499,624	MSB	9/16/2026	10,955	—
GBP	606,044	USD	827,391	TD	9/16/2026	—	(6,195)
GBP	5,337,322	USD	7,218,664	UBS	9/16/2026	13,466	—
JPY	1,198,338,576	USD	7,658,143	BARC	9/16/2026	—	(148,549)
JPY	759,113,680	USD	4,789,324	GSI	9/16/2026	—	(32,209)
JPY	758,827,710	USD	4,789,324	HUS	9/16/2026	—	(34,001)
KRW	685,544,313	USD	494,585	HUS	9/16/2026	6,822	—
KRW	60,991,500	USD	43,753	SSB	9/16/2026	856	—
MXN	66,510,118	USD	3,763,374	BARC	9/17/2026	145,285	—
MXN	65,096,778	USD	3,722,049	SSB	9/17/2026	103,552	—
NOK	1,018,432	USD	108,913	CITI	9/16/2026	62	—
NOK	7,315,220	USD	785,772	HUS	9/16/2026	—	(3,021)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	15

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	64,130,455	USD	6,748,585	JPM	9/16/2026	$113,571	—
NOK	89,725,232	USD	9,226,292	UBS	9/16/2026	374,584	—
NZD	22,785,558	EUR	11,370,890	MSB	9/16/2026	270,815	—
NZD	8,945,379	USD	5,232,295	BARC	9/16/2026	62,140	—
NZD	8,893,674	USD	5,226,785	GSI	9/16/2026	37,047	—
NZD	17,940,010	USD	10,374,744	JPM	9/16/2026	243,277	—
NZD	11,339,434	USD	6,754,878	MSB	9/16/2026	—	$(43,491)
NZD	9,530,432	USD	5,527,984	UBS	9/16/2026	112,722	—
SGD	12,466,245	USD	9,757,778	CITI	9/16/2026	58,810	—
SGD	11,199,985	USD	8,768,759	GSI	9/16/2026	50,708	—
SGD	52,260,137	USD	40,894,108	HUS	9/16/2026	258,320	—
SGD	17,017,077	USD	13,220,701	SCB	9/16/2026	179,455	—
USD	9,336,151	AUD	13,306,278	ANZ	9/16/2026	—	(197,139)
USD	7,016,233	AUD	10,068,573	CITI	9/16/2026	—	(197,400)
USD	61,152,003	AUD	87,288,752	HUS	9/16/2026	—	(1,386,067)
USD	15,361,513	AUD	21,380,269	JPM	9/16/2026	43,608	—
USD	6,991,174	AUD	10,068,573	MSB	9/16/2026	—	(222,460)
USD	4,919,774	CAD	6,895,746	BARC	9/16/2026	—	(58,981)
USD	23,851,705	CAD	33,122,290	CITI	9/16/2026	—	(62,718)
USD	5,903,729	CAD	8,283,711	UBS	9/16/2026	—	(77,143)
USD	27,527,987	EUR	24,108,234	BARC	9/16/2026	—	(490,298)
USD	23,150,041	EUR	19,872,839	CITI	9/16/2026	54,080	—
USD	13,191,087	EUR	11,476,505	HUS	9/16/2026	—	(146,762)
USD	19,885,292	EUR	17,382,628	MSB	9/16/2026	—	(316,579)
USD	20,948,750	EUR	18,165,905	SCB	9/16/2026	—	(163,435)
USD	121,565,423	EUR	104,948,004	SSB	9/16/2026	—	(403,819)
USD	11,944,370	GBP	8,993,496	HUS	9/16/2026	—	(241,915)
USD	75,298,811	GBP	56,532,323	SCB	9/16/2026	—	(1,303,103)
USD	2,487,690	GBP	1,885,441	TD	9/16/2026	—	(67,103)
USD	9,637,473	JPY	1,529,900,666	BARC	9/16/2026	50,089	—
USD	7,709,978	JPY	1,216,677,007	HUS	9/16/2026	85,464	—
USD	18,401,217	KRW	26,447,227,217	CITI	9/16/2026	—	(942,273)
USD	13,505,415	KRW	19,074,318,482	SSB	9/16/2026	—	(445,533)
USD	25,128,977	MXN	441,406,663	GSI	9/17/2026	—	(811,564)
USD	4,166,210	MXN	73,005,338	SCB	9/17/2026	—	(124,160)
USD	7,125,832	MXN	124,576,026	SSB	9/17/2026	—	(195,238)
USD	30,567,775	NOK	291,412,683	UBS	9/16/2026	—	(614,279)
USD	240,713	NZD	418,380	CITI	9/16/2026	—	(6,911)
USD	5,627,414	NZD	9,503,969	GSI	9/16/2026	2,370	—
USD	34,298,116	NZD	58,782,999	MSB	9/16/2026	—	(493,341)
USD	31,611,398	SGD	40,720,111	BARC	9/16/2026	—	(453,797)
USD	31,651,935	SGD	40,498,775	HUS	9/16/2026	—	(238,969)
USD	9,423,756	SGD	12,102,034	SCB	9/16/2026	—	(106,033)
						$4,629,870	$(11,058,116)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNS	The Bank of Nova Scotia
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSB	Morgan Stanley Bank N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$225,004,695	—	$225,004,695	—
Foreign government obligations	394,932,212	—	394,932,212	—
Corporate bonds	590,206,765	—	590,206,765	—
Convertible bonds	20,482,387	—	20,482,387	—
Term loans	157,724,336	—	157,724,336	—
Collateralized mortgage obligations	115,521,337	—	115,521,337	—
Asset-backed securities	44,952,904	—	44,952,904	—
Preferred securities	45,733,518	$45,733,518	—	—
Short-term investments	35,374,730	35,374,730	—	—
Total investments in securities	$1,629,932,884	$81,108,248	$1,548,824,636	—
Derivatives:
Assets
Futures	$118,073	$118,073	—	—
Forward foreign currency contracts	4,629,870	—	$4,629,870	—
Liabilities
Forward foreign currency contracts	(11,058,116)	—	(11,058,116)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,537,508	$63,251,098	$125,555,239	$(153,428,412)	$(2,089)	$(1,106)	$314,239	—	$35,374,730
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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